Document and Entity Information	Aug. 06, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001418121
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	APPLE HOSPITALITY REIT, INC.
Entity File Number	001-37389
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	APLE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA